Risk management - Schedule of exposure to risk, sovereign risk and exposure to other public sector entities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	€ 293,197
Sovereign risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	134,893	€ 119,020
Sovereign risk | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	16,013
Sovereign risk | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	45,669
Sovereign risk | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	73,211
Sovereign risk | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	29,095	19,557
Sovereign risk | Spain | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,666
Sovereign risk | Spain | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	240
Sovereign risk | Spain | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	26,189
Sovereign risk | Spain | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Portugal
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,456	6,544
Sovereign risk | Portugal | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(299)
Sovereign risk | Portugal | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,005
Sovereign risk | Portugal | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,750
Sovereign risk | Portugal | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Italy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,415	884
Sovereign risk | Italy | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,055)
Sovereign risk | Italy | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	301
Sovereign risk | Italy | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,169
Sovereign risk | Italy | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Sovereign risk | Greece | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	9
Sovereign risk | Ireland | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest Eurozone
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,651	3,629
Sovereign risk | Rest Eurozone | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	205
Sovereign risk | Rest Eurozone | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	789
Sovereign risk | Rest Eurozone | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,657
Sovereign risk | Rest Eurozone | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,106	366
Sovereign risk | United Kingdom | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	53
Sovereign risk | United Kingdom | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	315
Sovereign risk | United Kingdom | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,738
Sovereign risk | United Kingdom | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Poland
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,715	11,293
Sovereign risk | Poland | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4
Sovereign risk | Poland | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,754
Sovereign risk | Poland | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	957
Sovereign risk | Poland | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest of Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	132	1,368
Sovereign risk | Rest of Europe | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(7)
Sovereign risk | Rest of Europe | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	14
Sovereign risk | Rest of Europe | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	125
Sovereign risk | Rest of Europe | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	23,298	22,469
Sovereign risk | US | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,503
Sovereign risk | US | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,938
Sovereign risk | US | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	10,857
Sovereign risk | US | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Brazil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	23,728	28,559
Sovereign risk | Brazil | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,017
Sovereign risk | Brazil | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	9,969
Sovereign risk | Brazil | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,742
Sovereign risk | Brazil | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Mexico
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	17,306	13,509
Sovereign risk | Mexico | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,627
Sovereign risk | Mexico | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11,303
Sovereign risk | Mexico | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,376
Sovereign risk | Mexico | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Chile
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,485	6,071
Sovereign risk | Chile | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	175
Sovereign risk | Chile | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	818
Sovereign risk | Chile | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,492
Sovereign risk | Chile | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest of America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,964	1,425
Sovereign risk | Rest of America | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	123
Sovereign risk | Rest of America | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,211
Sovereign risk | Rest of America | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	630
Sovereign risk | Rest of America | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,542	€ 3,337
Sovereign risk | Rest of the world | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1
Sovereign risk | Rest of the world | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,012
Sovereign risk | Rest of the world | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,529
Sovereign risk | Rest of the world | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	€ 0